Note 17 - Derivative Financial Instruments	12 Months Ended
Dec. 31, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments and Hedging Activities Disclosure [Text Block]
17.	Derivative Financial Instruments

Interest rate swaps

Effective July 14, 2008, July 8, 2009, January 21, 2011 and September 20, 2013 respectively, the Company entered into four interest rate swaps with EFG Eurobank – Ergasias S.A. (“Eurobank”) on a notional amount of $25.0 million for the first two contracts, $10.0 million for the last two contracts, each in order to manage interest costs and the risk associated with changing interest rates. Under the terms of the swaps, Eurobank makes a quarterly payment to the Company equal to the 3-month LIBOR while the Company pays the fixed rate of 3.99%, 2.88%, 2.29% and 1.29% on the four respective swaps based on the relevant notional amount; all contracts are net settled between Eurobank and the Company. The swaps are effective for five years from July 14, 2008 to July 14, 2013, from July 8, 2009 to July 8, 2014, from January 21, 2011 to January 21, 2016 and from September 20, 2013 to December 31, 2016, respectively. The interest rate swaps did not qualify for hedge accounting as of December 31, 2012 and 2013.

Freight Forward Agreements (“FFA”)

As of January 1, 2011, the Company had a “put” option contract on the Baltic Panamax Index-“BPI” for 360 days with $16,500 per day striking price and sold a “call” option contract for 360 days on the BPI with $23,500 per day on the BPI both for calendar 2011. Options FFA contracts require an initial premium to be paid (if bought) or received (if sold) and are settled monthly like regular FFA contracts provided they are “in-the-money”. If Company sells an options contract it previously bought (or the opposite) the Company will record a profit or loss on the sale depending on whether the premium it received is higher than the premium it paid. During the year 2011 the Company closed the “put” and the “call” options resulting in a net gain on FFA contracts of $336,552.

The contracts were settled on a monthly basis using the average of the BPI for the days of the month the BPI is published.  The Company received a payment if the average BPI for the month was below the contract rate equal to the difference of the contract rate less the average BPI for the month times the number of contract days sold; if the average BPI for the month was greater than the contract rate the Company made a payment equal to the difference of the average BPI for the month less the contract rate times the number of contract days sold. If the Company buys contracts previously sold (or the opposite) the Company receives or pays the difference of the two rates for the period covered by the contracts.

The FFA contracts did not qualify for hedge accounting. The Company follows guidance relating to “Fair value measurements” to calculate the fair value of the FFA contracts (see Note 16).

Derivatives not designated as hedging instruments	Balance Sheet Location	December 31, 2012	December 31, 2013

Interest rate swap contracts	Current liabilities – Derivatives	1,718,438	697,889

Interest rate contracts	Long-term liabilities – Derivatives	675,130	319,859

Total derivative liabilities		2,393,568	1,017,748

Derivatives not designated as hedging instruments	Location of gain (loss) recognized	Year Ended December 31, 2011	Year Ended December 31, 2012	Year Ended December 31, 2013
FFA contracts – Fair value	Change in fair value of derivatives	(574,336)	-	-
FFA contracts - Realized loss	Change in fair value of derivatives	910,088	(2,247)	-
Interest rate – Fair value	Change in fair value of derivatives	(76,516)	1,057,928	1,375,820
Interest rate contracts - Realized loss	Change in fair value of derivatives	(1,758,158)	(1,693,084)	(1,552,952)
Total loss on derivatives		(1,498,122)	(637,403)	(177,132)